Investment Securities, Continuous Unrealized Loss Position And Fair Value (Detail) (USD $) In Thousands, unless otherwise specified	Sep. 30, 2013	Dec. 31, 2012	Dec. 31, 2011
Investment Holdings [Line Items]
Total securities, continuous unrealized loss position, less than 12 months, estimated fair value	$ 533,673	$ 198,727	$ 36,101
Total securities, continuous unrealized loss position, less than 12 months, unrealized losses	13,125	506	679
Total securities, continuous unrealized loss position, 12 months or more, estimated fair value	1,174	2,254	635
Total securities, continuous unrealized loss position, 12 months or more, unrealized losses	2,471	3,201	2,128
Total securities, continuous unrealized loss position, total estimated fair value	534,847	200,981	36,736
Total securities, continuous unrealized loss position, total unrealized losses	15,596	3,707	2,807
Held-to-maturity securities [Member]
Investment Holdings [Line Items]
Held-to-maturity securities, continuous unrealized loss position, Less than 12 months, Estimated fair value	298,122	2,298	5,216
Held-to-maturity securities, continuous unrealized loss position, Less than 12 months, Unrealized losses	7,751	174	583
Held-to-maturity securities, continuous unrealized loss position, 12 months or more, Estimated fair value	1,174	1,542	635
Held-to-maturity securities, continuous unrealized loss position, 12 months or more, Unrealized losses	2,471	3,185	2,128
Held-to-maturity securities, continuous unrealized loss position, total estimated fair value	299,296	3,840	5,851
Held-to-maturity securities, continuous unrealized loss position, total unrealized losses	10,222	3,359	2,711
Available-for-sale securities [Member]
Investment Holdings [Line Items]
Available-for-sale securities, continuous unrealized loss position, Less than 12 months, Estimated fair value	235,551	196,429	30,885
Available-for-sale securities, continuous unrealized loss position, Less than 12 months, Unrealized losses	5,374	332	96
Available-for-sale securities, continuous unrealized loss position, 12 months or more, estimated fair value	0	712	0
Available-for-sale securities, continuous unrealized loss position, 12 months or more, unrealized losses	0	16	0
Available-for-sale securities, continuous unrealized loss position, total estimated fair value	235,551	197,141	30,885
Available-for-sale securities, continuous unrealized loss position, total unrealized losses	5,374	348	96
Debt Securities [Member]
Investment Holdings [Line Items]
Available-for-sale securities, continuous unrealized loss position, Less than 12 months, Estimated fair value		3,035
Available-for-sale securities, continuous unrealized loss position, Less than 12 months, Unrealized losses		3
Available-for-sale securities, continuous unrealized loss position, 12 months or more, estimated fair value		0
Available-for-sale securities, continuous unrealized loss position, 12 months or more, unrealized losses		0
Available-for-sale securities, continuous unrealized loss position, total estimated fair value		3,035
Available-for-sale securities, continuous unrealized loss position, total unrealized losses		3
Held-to-maturity securities, continuous unrealized loss position, Less than 12 months, Estimated fair value	1,357	1,951	1,140
Held-to-maturity securities, continuous unrealized loss position, Less than 12 months, Unrealized losses	34	171	523
Held-to-maturity securities, continuous unrealized loss position, 12 months or more, Estimated fair value	1,174	1,542	635
Held-to-maturity securities, continuous unrealized loss position, 12 months or more, Unrealized losses	2,471	3,185	2,128
Held-to-maturity securities, continuous unrealized loss position, total estimated fair value	2,531	3,493	1,775
Held-to-maturity securities, continuous unrealized loss position, total unrealized losses	2,505	3,356	2,651
Debt Securities [Member] | Corporate and other debt securities [Member]
Investment Holdings [Line Items]
Held-to-maturity securities, continuous unrealized loss position, Less than 12 months, Estimated fair value	1,357	1,951	1,140
Held-to-maturity securities, continuous unrealized loss position, Less than 12 months, Unrealized losses	34	171	523
Held-to-maturity securities, continuous unrealized loss position, 12 months or more, Estimated fair value	1,174	1,542	635
Held-to-maturity securities, continuous unrealized loss position, 12 months or more, Unrealized losses	2,471	3,185	2,128
Held-to-maturity securities, continuous unrealized loss position, total estimated fair value	2,531	3,493	1,775
Held-to-maturity securities, continuous unrealized loss position, total unrealized losses	2,505	3,356	2,651
Debt Securities [Member] | Government-Sponsored Enterprises [Member]
Investment Holdings [Line Items]
Available-for-sale securities, continuous unrealized loss position, Less than 12 months, Estimated fair value		3,035
Available-for-sale securities, continuous unrealized loss position, Less than 12 months, Unrealized losses		3
Available-for-sale securities, continuous unrealized loss position, 12 months or more, estimated fair value		0
Available-for-sale securities, continuous unrealized loss position, 12 months or more, unrealized losses		0
Available-for-sale securities, continuous unrealized loss position, total estimated fair value		3,035
Available-for-sale securities, continuous unrealized loss position, total unrealized losses		3
Mortgage-backed securities [Member]
Investment Holdings [Line Items]
Available-for-sale securities, continuous unrealized loss position, Less than 12 months, Estimated fair value	235,045	193,394	30,885
Available-for-sale securities, continuous unrealized loss position, Less than 12 months, Unrealized losses	5,355	329	96
Available-for-sale securities, continuous unrealized loss position, 12 months or more, estimated fair value	0	712	0
Available-for-sale securities, continuous unrealized loss position, 12 months or more, unrealized losses	0	16	0
Available-for-sale securities, continuous unrealized loss position, total estimated fair value	235,045	194,106	30,885
Available-for-sale securities, continuous unrealized loss position, total unrealized losses	5,355	345	96
Held-to-maturity securities, continuous unrealized loss position, Less than 12 months, Estimated fair value	296,765	347	4,076
Held-to-maturity securities, continuous unrealized loss position, Less than 12 months, Unrealized losses	7,717	3	60
Held-to-maturity securities, continuous unrealized loss position, 12 months or more, Estimated fair value	0	0	0
Held-to-maturity securities, continuous unrealized loss position, 12 months or more, Unrealized losses	0	0	0
Held-to-maturity securities, continuous unrealized loss position, total estimated fair value	296,765	347	4,076
Held-to-maturity securities, continuous unrealized loss position, total unrealized losses	7,717	3	60
Mortgage-backed securities [Member] | Federal Home Loan Mortgage Corporation [Member]
Investment Holdings [Line Items]
Available-for-sale securities, continuous unrealized loss position, Less than 12 months, Estimated fair value	115,148	125,707	3,485
Available-for-sale securities, continuous unrealized loss position, Less than 12 months, Unrealized losses	2,638	135	7
Available-for-sale securities, continuous unrealized loss position, 12 months or more, estimated fair value	0	712	0
Available-for-sale securities, continuous unrealized loss position, 12 months or more, unrealized losses	0	16	0
Available-for-sale securities, continuous unrealized loss position, total estimated fair value	115,148	126,419	3,485
Available-for-sale securities, continuous unrealized loss position, total unrealized losses	2,638	151	7
Held-to-maturity securities, continuous unrealized loss position, Less than 12 months, Estimated fair value	152,492	347	1,764
Held-to-maturity securities, continuous unrealized loss position, Less than 12 months, Unrealized losses	4,278	3	21
Held-to-maturity securities, continuous unrealized loss position, 12 months or more, Estimated fair value	0	0	0
Held-to-maturity securities, continuous unrealized loss position, 12 months or more, Unrealized losses	0	0	0
Held-to-maturity securities, continuous unrealized loss position, total estimated fair value	152,492	347	1,764
Held-to-maturity securities, continuous unrealized loss position, total unrealized losses	4,278	3	21
Mortgage-backed securities [Member] | Federal National Mortgage Association [Member]
Investment Holdings [Line Items]
Available-for-sale securities, continuous unrealized loss position, Less than 12 months, Estimated fair value	119,897	67,687	27,400
Available-for-sale securities, continuous unrealized loss position, Less than 12 months, Unrealized losses	2,717	194	89
Available-for-sale securities, continuous unrealized loss position, 12 months or more, estimated fair value	0	0	0
Available-for-sale securities, continuous unrealized loss position, 12 months or more, unrealized losses	0	0	0
Available-for-sale securities, continuous unrealized loss position, total estimated fair value	119,897	67,687	27,400
Available-for-sale securities, continuous unrealized loss position, total unrealized losses	2,717	194	89
Held-to-maturity securities, continuous unrealized loss position, Less than 12 months, Estimated fair value	144,273
Held-to-maturity securities, continuous unrealized loss position, Less than 12 months, Unrealized losses	3,439
Held-to-maturity securities, continuous unrealized loss position, 12 months or more, Estimated fair value	0
Held-to-maturity securities, continuous unrealized loss position, 12 months or more, Unrealized losses	0
Held-to-maturity securities, continuous unrealized loss position, total estimated fair value	144,273
Held-to-maturity securities, continuous unrealized loss position, total unrealized losses	3,439
Mortgage-backed securities [Member] | Non-agency securities [Member]
Investment Holdings [Line Items]
Held-to-maturity securities, continuous unrealized loss position, Less than 12 months, Estimated fair value			2,312
Held-to-maturity securities, continuous unrealized loss position, Less than 12 months, Unrealized losses			39
Held-to-maturity securities, continuous unrealized loss position, 12 months or more, Estimated fair value			0
Held-to-maturity securities, continuous unrealized loss position, 12 months or more, Unrealized losses			0
Held-to-maturity securities, continuous unrealized loss position, total estimated fair value			2,312
Held-to-maturity securities, continuous unrealized loss position, total unrealized losses			39
Equity Securities [Member]
Investment Holdings [Line Items]
Available-for-sale securities, continuous unrealized loss position, Less than 12 months, Estimated fair value	506
Available-for-sale securities, continuous unrealized loss position, Less than 12 months, Unrealized losses	19
Available-for-sale securities, continuous unrealized loss position, 12 months or more, estimated fair value	0
Available-for-sale securities, continuous unrealized loss position, 12 months or more, unrealized losses	0
Available-for-sale securities, continuous unrealized loss position, total estimated fair value	506
Available-for-sale securities, continuous unrealized loss position, total unrealized losses	$ 19